3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Financial Instruments (Policies)	12 Months Ended
Dec. 31, 2017
Policies
Financial Instruments

k)  Financial Instruments

The Company classifies its financial instruments in the following categories: at fair value through profit or loss, loans and receivables, held-to-maturity investments, available-for-sale and other financial liabilities. The classification depends on the purpose for which the financial instruments were acquired. Management determines the classification of its financial instruments at initial recognition. All financial assets and liabilities are recorded at fair value at initial recognition.

The Company classifies its financial instruments as follows:

Cash and equivalents	Fair value through profit or loss
Accounts receivable	Loans and receivables
Accounts payable and accrued liabilities	Other financial liability
Asset acquisition liability	Other financial liability

Financial assets are classified at fair value through profit or loss when they are either held for trading for the purpose of short-term profit taking, derivatives not held for hedging purposes, or when they are designated as such to avoid an accounting mismatch or to enable performance evaluation where a group of financial assets is managed by key management personnel on a fair value basis in accordance with a documented risk management or investment strategy. Such assets are subsequently measured at fair value with changes in carrying value being included in profit or loss.

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market and are subsequently measured at amortized cost. They are included in current assets, except for maturities greater than twelve months after the end of the reporting period. These are classified as non-current assets.

Other financial liabilities (excluding financial guarantees) are subsequently measured at amortized cost.

At each reporting date, the Company assesses whether there is objective evidence that a financial instrument has been impaired. In the case of available-for-sale financial instruments, a significant and prolonged decline in the value of the instrument is considered to determine whether an impairment has arisen.